BORROWINGS - Type of short-term (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2025	Dec. 31, 2024
BORROWINGS
Short-term borrowings	¥ 10,655,366	¥ 6,933,899
Current portion of other long-term borrowings	852,655
Total	10,655,366
Credit loan
BORROWINGS
Short-term borrowings	1,313,450
Letter of credit loan
BORROWINGS
Short-term borrowings	195,570
Guaranteed by subsidiaries within the Group
BORROWINGS
Short-term borrowings	3,945,810
Guaranteed by a third party
BORROWINGS
Short-term borrowings	363,500
Financings associated with failed sale-leaseback transactions
BORROWINGS
Short-term borrowings	1,811,610
Collateralized on buildings and equipment of the Group and shareholders of the Group
BORROWINGS
Short-term borrowings	588,675
Guaranteed and collateralized on bank deposits, buildings, equipment and other assets of the Group and shareholders of the Group
BORROWINGS
Short-term borrowings	¥ 1,584,096